FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Jan. 02, 2022
Assets
Derivative financial instruments (Note 12)	$ 703	$ 3,526
Prepaid Forward	34,661	32,250
Liabilities
Derivative liabilities	5,318	536
Recurring basis
Assets
Derivative financial instruments (Note 12)	703	3,526
Prepaid Forward	34,661	32,250
Total assets	35,364	35,776
Liabilities
Derivative liabilities	5,318	536
Total liabilities	5,318	536
Recurring basis | Level 2
Assets
Derivative financial instruments (Note 12)	703	3,526
Prepaid Forward	34,661	32,250
Total assets	35,364	35,776
Liabilities
Derivative liabilities	5,318	536
Total liabilities	$ 5,318	$ 536